AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Principal Amount	Value
Municipal Bonds - 98.9%
Alabama - 1.2%
Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$5,000,000	$5,475,167
County of Jefferson Sewer Revenue 5.250%, 10/01/49	5,810,000	5,992,900

Total Alabama		11,468,067
Arizona - 0.3%
Maricopa County Industrial Development Authority, Series D,
5.000%, 12/01/40	2,150,000	2,270,557
5.000%, 12/01/41	1,000,000	1,045,596

Total Arizona		3,316,153
California - 4.0%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/31	900,000	919,065
Los Angeles Department of Water & Power, Series A, (BAM) 5.000%, 07/01/43	1,250,000	1,324,391
Los Angeles Department of Water & Power, Series B,
5.000%, 07/01/31	2,405,000	2,693,315
5.000%, 07/01/32	3,680,000	4,166,450
5.000%, 07/01/33	3,000,000	3,420,599

San Francisco City & County Airport Commission, San Francisco International Airport, Series A,
5.000%, 05/01/32	3,000,000	3,276,016
5.000%, 05/01/34	5,010,000	5,247,521
5.000%, 05/01/35	5,800,000	6,048,933

State of California,
5.000%, 08/01/32	4,500,000	5,179,606
5.000%, 08/01/34	5,000,000	5,849,506

Total California		38,125,402
Colorado - 0.5%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,509,501
Connecticut - 2.2%
Connecticut State Health & Educational Facilities Authority,
5.000%, 07/01/31	6,205,000	6,765,618
5.000%, 07/01/33	2,750,000	2,995,530
5.000%, 07/01/34	3,100,000	3,353,196

State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series B 5.000%, 10/01/35	7,500,000	7,894,090

Total Connecticut		21,008,434
District of Columbia - 0.3%
District of Columbia, Series B 5.000%, 06/01/31	2,480,000	2,638,528
	Principal Amount	Value
Florida - 5.6%
County of Miami-Dade Aviation Revenue, Series A 5.000%, 10/01/35	$5,000,000	$5,526,989
Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,164,354
Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,193,625
Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.500%, 07/01/44	4,975,000	4,952,911
Lee County Industrial Development Authority, Series 1 5.000%, 04/01/34	3,145,000	3,303,143
Miami-Dade County Educational Facilities Authority, Series B 5.250%, 04/01/36	5,000,000	5,735,187
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	4,613,062
State Board of Administration Finance Corp., Series A 5.526%, 07/01/34	10,000,000	10,418,724
Volusia County Educational Facility Authority 5.000%, 10/15/33	2,000,000	2,285,093

Total Florida		53,193,088
Georgia - 1.4%
Private Colleges & Universities Authority, Series A,
5.000%, 09/01/32	6,500,000	7,411,942
5.000%, 09/01/33	5,000,000	5,739,327

Total Georgia		13,151,269
Illinois - 10.7%
Chicago O'Hare International Airport, Senior Lien, Series A,
5.000%, 01/01/36	10,050,000	10,392,845
5.000%, 01/01/38	5,500,000	5,634,022

Chicago O'Hare International Airport, Series A 5.250%, 01/01/41	2,000,000	2,131,420
Chicago Transit Authority Sales Tax Receipts Fund, Series A,
5.000%, 12/01/43	3,000,000	3,111,126
5.000%, 12/01/44	5,000,000	5,161,024

Illinois Finance Authority, Series A,
4.000%, 08/15/37	5,910,000	5,797,297
5.000%, 04/01/34	4,640,000	5,291,894

Illinois Finance Authority, Series B 5.000%, 04/01/35	2,970,000	3,354,097
Illinois State Toll Highway Authority, Senior Revenue, Series A,
5.000%, 12/01/31	9,735,000	9,781,603
5.000%, 01/01/36	3,000,000	3,381,316

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Illinois - 10.7% (continued)

Metropolitan Water Reclamation District of Greater Chicago, Series A,
5.000%, 12/01/39	$5,000,000	$5,492,810
5.000%, 12/01/40	2,500,000	2,727,276

State of Illinois 5.000%, 02/01/33	7,255,000	8,128,435
State of Illinois Sales Tax Revenue, Series B 5.000%, 06/15/37	6,000,000	6,649,694
State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,218,851
State of Illinois, Series B,
5.000%, 05/01/34	10,000,000	10,974,748
5.250%, 05/01/42	2,000,000	2,119,571
5.250%, 05/01/45	2,000,000	2,082,968

Total Illinois		101,430,997
Indiana - 0.6%
Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,583,238
Kentucky - 4.2%
Kentucky State Property & Building Commission, Series A,
5.000%, 10/01/32	2,000,000	2,277,908
5.000%, 10/01/37	5,650,000	6,265,278
5.000%, 04/01/40	7,750,000	8,426,039
5.000%, 04/01/41	8,500,000	9,162,395

Kentucky State Property & Building Commission, Series B,
5.000%, 04/01/34	6,310,000	7,246,196
5.000%, 04/01/35	5,595,000	6,410,360

Total Kentucky		39,788,176
Louisiana - 1.6%
Louisiana Stadium & Exposition District, Series A,
5.000%, 07/01/40	2,750,000	2,932,965
5.000%, 07/01/42	11,500,000	12,029,980

Total Louisiana		14,962,945
Maryland - 1.3%
Maryland Stadium Authority 5.000%, 06/01/40	2,500,000	2,713,338
Maryland Stadium Authority Sports Entertainment Facilities Revenue 5.000%, 06/15/37	3,320,000	3,698,966
Maryland State Transportation Authority 5.000%, 07/01/33	5,000,000	5,486,584

Total Maryland		11,898,888
Massachusetts - 1.8%
Massachusetts Development Finance Agency,
5.250%, 07/01/48	4,250,000	4,237,146
5.500%, 07/01/45	1,490,000	1,536,112

	Principal Amount	Value

Massachusetts Development Finance Agency, Series 1,
5.000%, 07/01/40	$1,870,000	$1,977,872
5.000%, 07/01/41	2,095,000	2,193,215

Massachusetts School Building Authority, Series B,
5.000%, 02/15/33	3,875,000	4,479,187
5.000%, 02/15/37	2,450,000	2,783,349

Total Massachusetts		17,206,881
Michigan - 3.5%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B,
5.000%, 07/01/34	10,000,000	11,511,382
5.000%, 07/01/35	8,000,000	9,109,986

Great Lakes Water Authority Water Supply System Revenue, Series A 5.000%, 07/01/35	2,500,000	2,875,981
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	3,500,000	3,585,652
Michigan State Building Authority, Series I 5.000%, 04/15/33	2,925,000	3,369,837
Michigan State Housing Development Authority, Series A 4.850%, 12/01/45	3,000,000	3,036,896

Total Michigan		33,489,734
New Hampshire - 0.3%
New Hampshire Business Finance Authority, Series A 5.000%, 12/01/35	3,000,000	3,305,892
New Jersey - 6.3%
New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,556,516
New Jersey Economic Development Authority, Series SSS,
5.250%, 06/15/36	3,000,000	3,412,993
5.250%, 06/15/37	2,000,000	2,255,105

New Jersey State Turnpike Authority, Series D 5.000%, 01/01/28	4,500,000	4,625,467
New Jersey Transportation Trust Fund Authority, Series A,
5.250%, 06/15/41	2,700,000	2,915,649
5.250%, 06/15/42	2,500,000	2,677,166

New Jersey Transportation Trust Fund Authority, Series B,
5.000%, 06/15/30	1,950,000	2,158,366
5.000%, 06/15/31	6,565,000	7,370,607
5.000%, 06/15/32	5,750,000	6,412,374
5.000%, 06/15/33	6,000,000	6,641,366

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	3,007,335

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New Jersey - 6.3% (continued)

New Jersey Transportation Trust Fund Authority, Series CC 5.000%, 06/15/40	$2,000,000	$2,162,444
New Jersey Turnpike Authority, Series B,
5.000%, 01/01/33	2,890,000	3,303,722
5.000%, 01/01/34	1,000,000	1,150,682

South Jersey Transportation Authority,
5.000%, 11/01/39	1,150,000	1,221,220
5.000%, 11/01/41	2,615,000	2,747,625

Total New Jersey		59,618,637
New York - 21.7%
City of New York 5.000%, 08/01/34	5,000,000	5,683,424
City of New York, Series 1,
5.000%, 08/01/31	1,805,000	2,035,407
5.000%, 09/01/40	5,000,000	5,426,114

City of New York, Series C,
5.000%, 08/01/33	1,500,000	1,632,194
5.000%, 08/01/34	3,250,000	3,519,541

City of New York, Series D 5.000%, 04/01/32	5,000,000	5,666,678
City of New York, Series F,
5.000%, 08/01/32	4,000,000	4,547,065
5.000%, 08/01/36	5,000,000	5,653,080

City of New York, Series L-5 5.000%, 04/01/33	6,500,000	7,181,527
Long Island Power Authority 5.000%, 09/01/35	5,030,000	5,282,803
Metropolitan Transportation Authority, Series A 5.000%, 11/15/37	7,460,000	8,228,018
Metropolitan Transportation Authority, Series B,
5.000%, 11/15/31	15,000,000	16,749,055
5.000%, 11/15/33	3,490,000	3,968,540

New York City Transitional Finance Authority Building Aid Revenue, Series 2, (ST AID)
5.000%, 07/15/36[1]	4,500,000	5,120,844
5.000%, 07/15/37[1]	8,000,000	8,995,583

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1,
5.000%, 05/01/40	2,500,000	2,699,155
5.000%, 05/01/41	3,000,000	3,209,327

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 5.000%, 02/01/37	7,000,000	7,497,603
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 5.000%, 02/01/39	4,000,000	4,294,603
New York City Transitional Finance Authority, Series 1,
5.000%, 11/01/37	2,000,000	2,231,373
5.000%, 11/01/39	4,000,000	4,406,160

New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	1,949,905
	Principal Amount	Value

New York State Dormitory Authority, Series A,
5.000%, 03/15/31	$5,320,000	$5,680,456
5.000%, 03/15/33	1,000,000	1,129,133
5.000%, 07/01/38	5,000,000	5,625,938
5.000%, 03/15/40	5,250,000	5,702,359
5.000%, 03/15/41	9,340,000	10,058,710

New York State Dormitory Authority, Series C,
5.000%, 03/15/34	4,585,000	5,272,973
5.000%, 03/15/35	3,500,000	4,045,105

New York State Urban Development Corp. 5.000%, 03/15/32	5,000,000	5,508,387
New York Transportation Development Corp.,
4.000%, 10/31/41	1,250,000	1,138,573
4.000%, 10/31/46	1,500,000	1,311,753
5.000%, 12/01/30	1,000,000	1,103,734
5.000%, 12/01/31	1,100,000	1,207,630
5.000%, 12/01/32	1,450,000	1,582,822
5.000%, 12/01/33	1,000,000	1,085,265
5.000%, 12/01/36	10,000,000	10,552,543
5.000%, 06/30/49	2,010,000	2,013,917
5.250%, 06/30/49	5,000,000	5,044,208
6.000%, 06/30/44	800,000	866,083
6.000%, 06/30/50	2,000,000	2,134,314
6.000%, 06/30/54	3,000,000	3,126,172

New York Transportation Development Corp., Series A 5.500%, 12/31/54	4,500,000	4,619,829
Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	5,000,000	5,375,759
Triborough Bridge & Tunnel Authority, Series A,
5.000%, 12/01/41	1,200,000	1,297,719
5.000%, 12/01/42	2,000,000	2,138,352
5.000%, 12/01/43	1,500,000	1,590,607

Total New York		205,190,340
North Carolina - 2.4%
County of Union Enterprise System Revenue,
1.750%, 06/01/34	3,300,000	2,759,728
1.750%, 06/01/35	4,225,000	3,432,147
1.850%, 06/01/36	4,315,000	3,437,606
2.125%, 06/01/40	3,350,000	2,493,041

Nash Health Care Systems 5.000%, 02/01/32	1,000,000	1,105,498
North Carolina Turnpike Authority, Series A, (AG) 5.000%, 01/01/58	9,000,000	9,217,328

Total North Carolina		22,445,348
North Dakota - 0.3%
North Dakota Housing Finance Agency, Series A 4.940%, 07/01/45	3,000,000	3,059,376
Ohio - 0.9%
Columbus Regional Airport Authority, Series A,
5.000%, 01/01/34	1,300,000	1,429,052
5.000%, 01/01/35	1,200,000	1,315,086
5.000%, 01/01/36	2,500,000	2,727,746

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Ohio - 0.9% (continued)

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.350%, 09/01/44	$2,940,000	$2,926,568

Total Ohio		8,398,452
Oklahoma - 1.0%
Oklahoma Turnpike Authority, Series B,
5.000%, 01/01/39[1]	2,650,000	2,950,682
5.000%, 01/01/40[1]	2,115,000	2,335,436
5.000%, 01/01/41[1]	1,750,000	1,908,633
5.000%, 01/01/42[1]	2,000,000	2,162,690

Total Oklahoma		9,357,441
Pennsylvania - 4.0%
Allegheny County Airport Authority, Series A 5.000%, 01/01/32	2,215,000	2,394,340
City of Philadelphia, Series C,
5.000%, 08/01/33	1,190,000	1,362,266
5.000%, 08/01/34	1,605,000	1,853,796
5.000%, 08/01/35	2,000,000	2,300,457

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,311,265
Hospitals & Higher Education Facilities Authority of Philadelphia, (AG)
4.000%, 07/01/38	2,500,000	2,481,302
4.000%, 07/01/39	2,000,000	1,960,115

Pennsylvania Economic Development Financing Authority,
5.250%, 06/30/35	3,190,000	3,461,337
5.750%, 06/30/48	6,000,000	6,205,851

Pennsylvania Economic Development Financing Authority, Series B 5.000%, 03/15/39	1,020,000	1,093,849
Pennsylvania Housing Finance Agency, Series 146A 4.500%, 10/01/44	6,500,000	6,433,866

Total Pennsylvania		37,858,444
Rhode Island - 0.6%
Rhode Island Health and Educational Building Corp. 5.250%, 05/15/49	5,175,000	5,232,069
South Carolina - 2.0%
Richland County School District No 2, Series A, (South Carolina School District)
2.000%, 03/01/38	6,190,000	4,799,923
2.000%, 03/01/39	10,080,000	7,554,472

South Carolina Public Service Authority, Series B,
5.000%, 12/01/41	2,250,000	2,390,230
5.000%, 12/01/43	3,725,000	3,889,634

Total South Carolina		18,634,259
	Principal Amount	Value
Tennessee - 0.7%
City of Chattanooga Electric System Revenue 2.000%, 09/01/39	$8,925,000	$6,586,547
Texas - 13.3%
Central Texas Turnpike System, Series C,
5.000%, 08/15/39	2,500,000	2,701,164
5.000%, 08/15/40	1,500,000	1,608,287
5.000%, 08/15/41	1,500,000	1,596,432
5.000%, 08/15/42	1,000,000	1,056,971

City of Austin Electric Utility Revenue 5.000%, 11/15/35	5,000,000	5,613,880
City of Corpus Christi Utility System, Junior Lien Revenue Improvement 5.000%, 07/15/29	3,125,000	3,318,458
City of Houston Airport System, Series A,
4.000%, 07/01/35	1,100,000	1,108,255
4.000%, 07/01/36	1,100,000	1,092,579
5.000%, 07/01/34	2,835,000	3,051,918

City of Houston, Series A,
5.000%, 03/01/40	2,000,000	2,158,235
5.000%, 03/01/41	2,500,000	2,682,538
5.000%, 03/01/42	2,245,000	2,389,076

City of San Antonio Electric & Gas Systems, Series A,
5.000%, 02/01/31	8,715,000	9,726,934
5.000%, 02/01/34	5,460,000	6,148,063
5.000%, 02/01/35	3,000,000	3,339,354
5.000%, 02/01/37	3,010,000	3,218,645
5.000%, 02/01/38	2,985,000	3,167,880

City of San Antonio Electric & Gas Systems, Series D 5.000%, 02/01/39	6,455,000	7,026,870
County of Harris Toll Road First Lien, Series A 5.000%, 08/15/34	5,000,000	5,675,924
County of Harris Toll Road Revenue, Series A 5.000%, 08/15/36	4,000,000	4,510,601
Harris County-Houston Sports Authority, Series B, (AG) 5.000%, 11/15/44	2,115,000	2,191,439
Lamar Consolidated Independent School District 5.000%, 02/15/34	7,965,000	8,975,387
Lower Colorado River Authority 5.000%, 05/15/31	6,000,000	6,720,543
Lower Colorado River Authority, Series A,
5.000%, 05/15/31	2,300,000	2,576,208
5.000%, 05/15/32	2,000,000	2,261,021

North Texas Tollway Authority, Series A 5.250%, 01/01/38	4,500,000	4,914,583
North Texas Tollway Authority, Series B 5.000%, 01/01/33	7,735,000	8,798,807
Prosper Independent School District, Series A, (PSF-GTD)
1.750%, 02/15/34	3,565,000	2,992,013
1.750%, 02/15/35	5,155,000	4,209,145

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Texas - 13.3% (continued)

Texas Private Activity Bond Surface Transportation Corp.,
5.500%, 06/30/41	$1,000,000	$1,042,253
5.500%, 06/30/42	1,000,000	1,035,823
5.500%, 06/30/43	1,000,000	1,031,375

Texas Private Activity Bond Surface Transportation Corp., Series A,
4.000%, 12/31/37	5,000,000	4,897,517
4.000%, 12/31/38	3,735,000	3,605,667

Total Texas		126,443,845
Utah - 2.5%
Downtown Revitalization Public Infrastructure District, Series A, (AG)
5.000%, 06/01/36	1,620,000	1,723,411
5.000%, 06/01/37	1,700,000	1,799,306

Intermountain Power Agency,
5.000%, 07/01/33	3,500,000	3,914,381
5.000%, 07/01/34	3,500,000	3,887,472

Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	5,751,216
Salt Lake City Corp. Airport Revenue, Series A 5.000%, 07/01/30	6,585,000	6,911,322

Total Utah		23,987,108
Virginia - 0.6%
Virginia Small Business Financing Authority,
4.000%, 01/01/37	3,000,000	2,959,365
4.000%, 01/01/38	3,000,000	2,918,959

Total Virginia		5,878,324
Washington - 0.8%
Port of Seattle, Series C 5.000%, 08/01/31	4,000,000	4,423,676
Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,383,376

Total Washington		7,807,052
	Principal Amount	Value
West Virginia - 1.6%
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/48	$5,250,000	$5,691,131
West Virginia Parkways Authority,
5.000%, 06/01/37	1,750,000	1,893,331
5.000%, 06/01/38	2,000,000	2,149,182
5.000%, 06/01/39	5,150,000	5,503,164

Total West Virginia		15,236,808
Wisconsin - 0.7%
Public Finance Authority,
5.750%, 06/30/60	3,000,000	3,084,501
6.500%, 06/30/60	3,000,000	3,289,256

Total Wisconsin		6,373,757

Total Municipal Bonds (Cost $949,929,855)		937,185,000
Short-Term Investments - 3.1%
Repurchase Agreements - 3.1%
Fixed Income Clearing Corp., dated 09/30/25, due 10/01/25, 3.850% total to be received $29,386,142 (collateralized by a U.S. Treasury Note, 4.375%, 01/31/32, totaling $29,970,739)	29,383,000	29,383,000

Total Short-Term Investments (Cost $29,383,000)		29,383,000
Total Investments - 102.0% (Cost $979,312,855)		966,568,000
Other Assets, less Liabilities - (2.0)%		(19,061,818)
Net Assets - 100.0%		$947,506,182

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2025, amounted to $24,202,531, or 2.6% of net assets.

AG	Assured Guaranty
BAM	Build America Mutual Assurance Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
PSF-GTD	Permanent School Fund Guaranteed
ST AID	State Aid Withholding

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$937,185,000	—	$937,185,000
Short-Term Investments
Repurchase Agreements	—	29,383,000	—	29,383,000
Total Investments in Securities	—	$966,568,000	—	$966,568,000

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.